Taxation (Details Narrative) $ in Millions			1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 01, 2022	Apr. 01, 2018 HKD ($)	Dec. 31, 2023	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits				$ 0				$ 0
Unrecognized interest or penalties				$ 0	$ 0
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits		$ 2
HONG KONG | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits percentage		8.25%
Profits tax rate remaining percentage		16.50%
Subsidiaries [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
U.S. federal corporate income tax rate percentage				21.00%
U.S. state income tax rate percentage				7.25%
PRC Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax percentage				25.00%
Preferential income tax rate percentage				15.00%
Preferential income in years				3 years
Reduced income tax rate						15.00%	15.00%
PRC Enterprise Income Tax Law [Member] | Research and Development Expense [Member]
Operating Loss Carryforwards [Line Items]
Tax deductible expenses percentage	200.00%
Additional deductible percentage	100.00%
PRC Enterprise Income Tax Law [Member] | 2020 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate percentage			15.00%
PRC Enterprise Income Tax Law [Member] | 2022 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate percentage			25.00%